ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 146,449	$ 9,569,468
Less: allowance for doubtful accounts	(68,336)	(8,913,180)	$ (12,538,651)
Net accounts receivable	78,113	656,288
Less: accounts receivable, net, held for discontinued operations	0	(602,037)
Accounts receivable, net, held for continuing operations	$ 78,113	$ 54,251